CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash	$ 766	$ 0	$ 0
Total current assets	766	0	0
Intangible assets		0	0
Total assets	766	0	0
Current liabilities
Accounts payable and accrued expenses	246,329	239,578	222,488
Notes payable	163,710	115,405	86,093
Notes payable - related party	68,785	68,785	68,785
Due to related parties	5,293	5,293	5,293
Total current liabilities	484,117	429,061	382,659
Total liabilities	484,117	429,061	382,659
Commitments and Contingencies (Note 6)	0	0	0
Common Shares 700,000,000 authorized shares, par value $0.0001 215,342 and 215,342 shares issued and outstanding as of June 30, 2026 and December 31, 2025, respectively	22	22	22
Additional paid-in capital	5,025,609	5,025,609	5,025,609
Accumulated deficit	(5,509,482)	(5,455,192)	(5,408,790)
Total stockholders' deficit	(483,351)	(429,061)	(382,659)
Total liabilities and stockholders' deficit	766	0	0
Series A, Preferred Stock [Member]
Current liabilities
Preferred stock value	0	0	0
Series B Preferred Stock [Member]
Current liabilities
Preferred stock value	$ 500	$ 500	$ 500